Intangible Assets (Schedule Of Future Amortization Expense) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Intangible Assets [Abstract]
2020		$ 473
2021		416
2022		373
2023		329
2024		303
2025 and thereafter		984
Intangible assets	$ 2,447	$ 2,878	$ 3,902